UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23166

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654
(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.
RiverNorth Capital Management, LLC
325 North LaSalle Street, Suite 645
Chicago, Illinois 60654
(Name and address of agent for service)

(312)832-1440
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

Semi-Annual Report RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC. OPP
Investment Adviser: RiverNorth Capital Management, LLC 325 N. LaSalle Street, Suite 645 Chicago, IL 60654 rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	13
Additional Information	20

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
ASSET BACKED OBLIGATION - 4.15%
3,000,000	Blackbird Capital Aircraft(a)	5.68%	12/16/2041	$2,964,897
3,000,000	InSite Issuer LLC(a)	6.41%	11/15/2046	3,012,062
3,000,000	Labrador Aviation Finance Limited(a)	5.68%	1/15/2042	3,022,500

TOTAL ASSET BACKED OBLIGATION
(Cost $8,999,778)				8,999,459

Shares/Description		Value
CLOSED-END FUNDS - 31.05%
38,656	AllianzGI Diversified Income & Convertible Fund	725,960
392,563	BlackRock Corporate High Yield Fund, Inc.	4,251,457
234,130	BlackRock Credit Allocation Income Trust	3,036,666
18,900	BlackRock Debt Strategies Fund, Inc.	214,326
162,453	Blackrock Limited Duration Income Trust	2,464,412
228,796	Brookfield Real Assets Income Fund Inc	5,104,426
474,262	Calamos Convertible and High Income Fund	5,003,464
271,170	Calamos Convertible Opportunities and Income Fund	2,736,105
140,942	Calamos Dynamic Convertible & Income Fund	2,470,713
367,365	Eaton Vance Limited Duration Income Fund	5,040,248
68,980	Eaton Vance Senior Income Trust	460,786
36,878	First Trust High Income Long/Short Fund	592,998
409,880	Invesco Senior Income Trust	1,901,843
341,207	Legg Mason BW Global Income Opportunities Fund Inc	4,036,479
270,142	MFS Multimarket Income Trust	1,637,061
55,192	NexPoint Credit Strategies Fund	1,256,722
62,637	Nuveen AMT-Free Municipal Credit Income Fund	905,731
107,194	Nuveen AMT-Free Quality Municipal Income Fund	1,429,968
291,356	Nuveen Credit Strategies Income Fund	2,578,501
71,816	Nuveen Dividend Advantage Municipal Fund	1,002,551
25,400	Nuveen Flexible Investment Fund	422,656
52,889	Nuveen Municipal Credit Income Fund	747,850
22,427	Nuveen Preferred & Income Term Fund	514,251
209,837	PIMCO Dynamic Credit and Mortgage Income Fund	4,242,904
160,041	Prudential Global Short Duration High Yield Fund	2,383,011
289,673	Putnam Premier Income Trust	1,439,675
179,978	Templeton Emerging Markets Income Fund	1,963,560
63,353	THL Credit, Inc.	634,164
63,126	Virtus Global Multi-Sector Income Fund	967,722

See Notes to Financial Statements.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2016 (Unaudited)

Shares/Description		Value
315,746	Wells Fargo Income Opportunities Fund	$2,677,526
57,372	Western Asset Emerging Markets Debt Fund Inc.	843,944
140,595	Western Asset Global High Income Fund	1,382,049
452,972	Western Asset Global High Income Opportunity Fund	2,260,330

TOTAL CLOSED-END FUNDS
(Cost $66,000,961)		67,330,059

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 56.79%
	Bank of America Alternative Loan Trust
3,061,102	Series 2004-12	6.00%	1/25/2035	3,075,525
	Banc of America Mortgage Securities Inc.
1,950,887	Series 2005-9	5.50%	10/25/2035	1,921,134
	Banc of America Commercial Mortgage Trust
500,000	Series 2007-4(a)(b)	5.82%	2/10/2035	498,687
	Banc of America Funding Corporation
3,096,494	Series 2006-D(b)	3.06%	5/20/2036	2,624,840
	BCAP LLC Trust
3,076,093	Series 2011-RR4(a)(b)	6.37%	8/26/2037	2,958,197
3,065,448	Series 2011-RR4(a)(b)	6.29%	8/26/2037	2,973,318
	Bear Stearns Alt-A Trust
3,357,459	Series 2005-10(b)	3.17%	1/25/2036	2,973,586
	Bear Stearns Adjustable Rate Mortgage Trust
3,011,511	Series 2006-2(b)	3.24%	7/25/2036	2,915,635
	Chase Mortgage Finance Corporation
4,655,037	Series 2007-S4	1.36%	6/25/2037	2,795,681
	ChaseFlex Trust
4,057,552	Series 2007-1(b)	6.50%	2/25/2037	2,929,610
	Citigroup Mortgage Loan Trust Inc.
3,350,627	Series 2005-5(b)	3.06%	10/25/2035	2,529,017
3,322,599	Series 2007-AR5(b)	3.31%	4/25/2037	3,010,713
	Commercial Mortgage Trust
537,000	Series 2012-CR4(a)(b)	4.57%	11/25/2022	359,334
	Countrywide Alternative Loan Trust
1,435,389	Series 2005-48T1	5.50%	11/25/2035	1,198,848
2,930,018	Series 2005-63(b)	3.17%	12/25/2035	2,615,340
1,951,288	Series 2006-26CB	6.50%	9/25/2036	1,653,498
4,090,355	Series 2007-14T2	6.00%	7/25/2037	2,796,059

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	3

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
3,389,466	Series 2007-16CB	6.25%	8/25/2037	2,995,896
	Countrywide Home Loan Mortgage Pass-
	Through Trust
3,446,722	Series 2007-HYB1(b)	2.90%	3/25/2037	2,962,824
	Countrywide Home Loans
3,248,072	Series 2005-HYB1(b)	1.06%	3/25/2035	2,769,728
	Credit Suisse First Boston Mortgage
	Securities Corp.
2,866,386	Series 2012-CR4	5.50%	10/25/2035	2,732,669
	Credit Suisse Mortgage Trust
3,308,480	Series 2006-7	6.75%	8/25/2036	2,774,646
3,233,557	Series 2007-1	6.00%	2/25/2037	2,792,488
	Fannie Mae
9,012,281	Series 2011-101(b)	5.14%	10/25/2041	1,488,825
8,417,685	Series 2011-124(b)	5.74%	12/25/2041	1,468,280
9,309,838	Series 2012-20(b)	5.69%	3/25/2042	1,729,769
2,694,458	Series 2014-38	3.00%	9/25/2043	2,339,817
3,926,085	Series 2016-75	3.00%	10/25/2046	3,735,681
	First Horizon Alternative Mortgage
	Securities Trust
1,743,552	Series 2005-AA8(b)	2.76%	10/25/2035	1,557,513
	Freddie Mac
3,812,226	Series 3770	4.00%	12/15/2040	3,989,860
6,526,024	Series 3806(b)	5.75%	12/15/2037	406,146
11,409,941	Series 3966(b)	5.20%	12/15/2041	1,800,755
	FREMF Mortgage Trust
499,845	Series 2016-KF22(a)(b)	5.58%	7/25/2023	500,468
	GMAC Commercial Mortgage Securities Inc.
500,000	Series 2009-C3(a)	5.14%	12/10/2041	498,406
	GS Mortgage Securities Trust
500,000	Series 2013-GC13(a)	4.07%	7/10/2023	444,781
	Harborview Mortgage Loan Trust
2,992,095	Series 2004-2(b)	1.26%	6/19/2034	2,731,476
	IndyMac INDX Mortgage Loan Trust
2,934,920	Series 04-AR4(b)	3.12%	8/25/2034	2,892,324
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
500,000	Series 2007-LDPX(b)	5.46%	3/15/2017	495,873
500,000	Series 2007-C1(b)	6.06%	11/15/2017	505,753
500,000	Series 2016-WIKI(a)(b)	4.01%	10/5/2021	484,766

See Notes to Financial Statements.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
500,000	Series 2016-WPT(a)(b)	5.70%	10/15/2018	504,679
	JPMBB Commercial Mortgage Securities Trust
9,475,000	Series 2013-C14(a)(b)	0.96%	8/15/2023	482,481
500,000	Series 2013-C15(a)(b)	5.05%	10/15/2023	478,367
	Luminent Mortgage Trust
3,695,232	Series 06-3(b)	0.96%	5/25/2036	3,058,110
	ML-CFC Commercial Mortgage Trust
151,805	Series 2006-2(a)(b)	5.64%	6/12/2046	151,478
	Nomura Asset Acceptance Corporation
2,957,026	Series 2005-AP3	5.19%	8/25/2035	1,936,778
	PR Mortgage Loan Trust
3,145,424	Series 2014-1(a)(b)	5.92%	10/25/2049	3,135,742
	Residential Accredit Loans, Inc.
3,205,924	Series 2007-QA5(b)	6.24%	9/25/2037	2,614,024
	Residential Asset Securitization Trust
3,556,111	Series 2005-A15	5.75%	2/25/2036	2,796,937
3,614,529	Series 2007-A5	6.00%	5/25/2037	3,202,431
	Residential Funding Mortgage Securities
	I Trust
2,716,782	Series 2005-SA2(b)	3.21%	6/25/2035	2,456,849
	Structured Adjustable Rate Mortgage
	Loan Trust
3,145,150	Series 2005-22(b)	3.35%	12/25/2035	2,950,773
	Structured Asset Mortgage Investments Inc.
1,230,913	Series 2005-AR7(b)	1.62%	3/25/2046	1,063,624
	Wachovia Bank Commercial Mortgage Trust
572,596	Series 2006-C26(b)	6.07%	6/15/2045	572,974
500,000	Series 2207-C30	5.04%	12/15/2043	505,218
	Washington Mutual Mortgage Pass-Through
	Certificates Trust
2,776,678	Series 2005-8	5.50%	10/25/2035	2,601,417
3,250,943	Series 2006-AR10(b)	6.00%	8/25/2046	3,117,279
2,736,750	Series 2006-AR6(b)	2.85%	8/25/2036	2,455,570
3,191,779	Series 2007-HY3(b)	3.89%	3/25/2037	2,910,978
2,346,971	Series 2006-2	6.00%	3/25/2036	2,234,013

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $123,815,812)				123,157,488

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	5

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 2.39%
	New Century Equity Loan Trust
3,733,235	Series 2006-1(b)	0.94%	5/25/2036	3,136,587
	RMAT
2,057,367	Series 2015-PR2(a)	5.85%	11/25/2035	2,049,268

TOTAL NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,186,787)				5,185,855

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 3.99%
10,000	Eagle Point Credit Company	7.75%	10/30/2026	255,500
100,000	Great Elm Capital Corporation	8.25%	6/30/2020	2,540,000
18,647	Hercules Capital Inc	6.25%	7/30/2024	473,634
2,800	KCAP Financial Inc	7.38%	9/30/2019	71,428
3,361	Medley Financial Corp	7.13%	3/30/2019	85,470
20,000	Saratoga Investment Corp	6.75%	12/30/2023	516,000
1,400	Stellus Capital Investments	6.50%	4/30/2019	35,854
1,500	THL Credit Inc	6.75%	11/15/2021	37,995
160,200	THL Credit Inc	6.75%	12/30/2022	4,069,080
12,673	Triangle Capital Corp	6.38%	12/15/2022	322,211
2,610	TriplePoint Venture Growth BDC Corp	6.75%	7/15/2020	66,359
6,647	Whitehorse Finance	6.50%	7/31/2020	168,502

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $8,556,959)				8,642,033

Shares/Description		Value
SHORT-TERM INVESTMENTS - 34.93%
Money Market Fund
75,756,242	Fidelity Institutional Government Portfolio
	(7 Day Yield 0.42%)	75,756,242

TOTAL SHORT-TERM INVESTMENTS
(Cost $75,756,242)		75,756,242

See Notes to Financial Statements.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2016 (Unaudited)

Value
TOTAL INVESTMENTS - 133.30%	289,071,136
(Cost $288,316,539)
LIABILITIES IN EXCESS OF OTHER ASSETS - (33.3)%	(72,215,601)
NET ASSETS - 100.00%	$216,855,535

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $24,519,431 which represents approximately 11.31% of net assets as of December 31, 2016.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	7

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Assets and Liabilities	December 31, 2016 (Unaudited)

ASSETS:
Investment in securities:
At cost	$288,316,539
At value	$289,071,136

Receivable for fund investments sold	1,101,478
Interest receivable	593,066
Dividends receivable	286,840
Cash	254,587
Prepaid expenses and other assets	77,245
Total Assets	291,384,352

LIABILITIES:
Payable for fund investments purchased	2,647,791
Facility loan	71,500,000
Facility loan fees payable	35,728
Payable for distribution	5,998
Payable to adviser	204,843
Payable for fund accounting and administration fees	105,785
Payable for audit fees	10,596
Payable for custodian fees	6,509
Other accrued expenses	11,567
Total Liabilities	74,528,817
Net Assets	$216,855,535

NET ASSETS CONSIST OF:
Paid-in capital	215,450,019
Accumulated net investment income	252,033
Accumulated net realized gain on investments	398,886
Net unrealized appreciation on investments	754,597
Net Assets	$216,855,535

PRICING OF SHARES:
Shares of beneficial interest outstanding (50,000,000 shares authorized,
$0.0001 par value)	11,013,787
Net Asset Value Per Share	$19.69

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Operations	For the Period from September 28, 2016(1) through
December 31, 2016 (Unaudited)

INVESTMENT INCOME:
Interest income	$1,760,502
Dividend income	1,292,793
Other income	378,509
Total Investment Income	3,431,804

EXPENSES:
Investment adviser fee	563,135
Accounting and administration fee	105,785
Facility loan fees	35,728
Trustee expenses	23,435
Audit expenses	10,597
Custodian expenses	6,509
Legal expenses	6,439
Total Printing expenses	5,128
Total Expenses	756,756
Net Investment Income	2,675,048

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on:
Investments	398,886
Net change in unrealized appreciation on:
Investments	754,597
Net Realized and Unrealized Gain on Investments	$1,153,483
Net Increase in Net Assets Resulting from Operations	$3,828,531

(1)	Commencement of operations.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	9

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statements of Changes in Net Assets

Period from
September 28, 2016(1)
through
December 31, 2016
(Unaudited)
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,675,048
Net realized gain on investments	398,886
Net change in unrealized appreciation on investments	754,597
Net increase in net assets resulting from operations	3,828,531

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,423,015)
Net decrease in net assets from distributions to shareholders	(2,423,015)

CAPITAL SHARE TRANSACTIONS:
Proceeds from issuance of common shares	220,170,380
Reinvestment of distributions	3,251
Underwriting discounts and offering expense associated with issuance of
common shares	(4,823,612)
Net increase in net assets from capital stock transactions	215,350,019
Net Increase in Net Assets	216,755,535

(1)	Commencement of operations.

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Cash Flows	For the Period from September 28, 2016(1) through
December 31, 2016 (Unaudited)

CASH FLOWS USED IN OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$3,828,531
Adjustments to reconcile the change in net assets from operations to net cash used in operating activities:
Purchases of long term investments	(229,963,135)
Proceeds from sale of long term investments	18,305,869
Net purchases of short-term investments	(75,756,242)
Net accretion of premiums/discounts	(504,145)
Net realized gain on investments	(398,886)
Net change in unrealized appreciation on investments	(754,597)
Increase in:
Interest and dividends receivable	(879,906)
Prepaid expenses and other assets	(77,245)
Receivable for investments sold	(1,101,478)
Increase in:
Payable for investments purchased	2,647,791
Investment Adviser fees payable	204,843
Accrued expenses	47,295
Administration, fund accounting and custodian fees payable	112,294
Professional fees payable	10,596
Net cash used in operating activities	(284,278,415)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Advances from credit facility	71,500,000
Issuance of common stock	220,170,380
Common stock issuance costs	(4,823,612)
Cash dividends paid to common stockholders	(2,413,766)
Net cash provided by financing activities	284,433,002

NET CHANGE IN CASH:	154,587
Cash at beginning of period	100,000
Cash at end of period	$254,587

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION:
Additional paid-in capital from dividend reinvestment	$3,251

(1)	Commencement of operations.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2016	11

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights

Period from
September 28, 2016(a)
through
December 31, 2016
(Unaudited)
Net asset value - beginning of period	$19.60
Income from investment operations:
Net investment income(b)	0.24
Net realized and unrealized gain on investments	0.11
Total income from investment operations	0.35

Less distributions:
From net investment income	(0.22)
Total distributions	(0.22)
Offering costs on issuance of common stock	(0.04)
Net increase in net asset value	0.09
Net asset value - end of period	$19.69
Per common share market value - end of period	$18.44

Total Return(c)	(6.73)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$216,856
Ratio of expenses to average net assets(d)	1.37%
Ratio of net investment income to average net assets(d)	4.84%
Portfolio turnover rate(e)	15%

(a)	Commencement of operations.
(b)	Based on average shares outstanding during the period.
(c)	Not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2016 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016 and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Security Valuation: The Fund’s assets and other financial instruments are generally valued at their market value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in note 3.

Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date basis. The first-in/first-out costs basis method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Semi-Annual Report | December 31, 2016	13

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2016 (Unaudited)

Principal Investment Risks: All investment companies carry a certain amount of risk. For more information on the related risks of investing in the Fund please refer to the prospectus.

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness) and the aggregate liquidation value of any outstanding Preferred Shares, by the total number of common shares outstanding.

Federal Income Taxes: The Fund intends to elect to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy Income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income (which includes ordinary income and the excess of net short-term capital gain over net long-term capital loss) and its “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss). The Fund intends to distribute at least annually substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund.

New Accounting Pronouncements: In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2016 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, and business development company notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or the Fund’s Valuation Committee (“Valuation Committee”) in conformity with guidelines adopted by and subject to review by the Board of Directors (the “Board”). These securities will be categorized as Level 3 securities.

Semi-Annual Report | December 31, 2016	15

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2016 (Unaudited)

Investments in mutual funds, including money market mutual funds and open-end mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, contingent convertible securities, municipal bonds, and high yield debt are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the Valuation Committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser, Sub-Adviser or Valuation Committee is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2016 (Unaudited)

The following is a summary of the inputs used at December 31, 2016 involving the Fund’s assets and liabilities:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Asset Backed Obligation	$–	$8,999,459	$–	$8,999,459
Closed-End Funds	67,330,059	–	–	67,330,059
Non-Agency Collateralized
Mortgage Obligations	–	123,157,488	–	123,157,488
Non-Agency Residential Collateralized
Mortgage Obligation	–	5,185,855	–	5,185,855
Business Development
Company Notes	–	8,642,033	–	8,642,033
Short-Term Investments	75,756,242	–	–	75,756,242
Total	$143,086,301	$145,984,835	$–	$289,071,136

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.

It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

There were no transfers into and out of Levels 1, 2, and 3 during the current period presented.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily managed assets of the Fund.

DoubleLine Capital, LLC is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides or arranges to be provided to the Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Fund consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.50% of the average daily managed assets of the Fund.

Semi-Annual Report | December 31, 2016	17

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2016 (Unaudited)

In addition to the fees of the Adviser, the Fund pays all other costs and expenses of its operations, including, but not limited to, compensation of its directors (other than those affiliated with the Adviser or the Sub-Adviser), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of any leverage, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with fund administration and fund accounting services. USBFS also serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Centric Fund Services, LLC (“Centric”) provides the Fund with additional fund administration and compliance related services.

Officers of the Fund and Directors who are “interested persons” of the Fund or the Adviser receive no salary or fees from the Fund. Each Director who is not an “interested person” receive a fee of $16,500 per year plus $1,500 per meeting attended. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually, and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Fund reimburses each Director and Officer for his or her travel and other expenses relating to the attendance at such meetings.

5. FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differences in the timing and recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and additional paid-in capital.

As of December 31, 2016, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
$ 2,032,771	$ (1,278,174)	$ 754,597	$ 288,316,539

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2016 (Unaudited)

6. INVESTMENT TRANSACTIONS

Investment transactions for the period ended December 31, 2016, excluding U.S. Government Obligations and short-term investments, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$229,963,135	$18,351,483

7. REVOLVING LINE OF CREDIT

On December 16, 2016, the Fund entered into a $75,000,000 credit facility with U.S. Bank National Association. The credit facility has a variable annual interest rate equal to one-month LIBOR plus .95 percent. Unused portions of the credit facility will accrue a commitment fee equal to an annual rate of .10 percent.

The average principal balance and interest rate for the period during which the credit facility was utilized for the period from December 20, 2016 through December 31, 2016 was approximately $71,500,000 and 1.71 percent, respectively. At December 31, 2016, the principal balance outstanding was $71,500,000 at an interest rate of 1.72 percent.

8. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

9. SUBSEQUENT EVENTS

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | December 31, 2016	19

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2016 (Unaudited)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At an in-person meeting of the Board, held on August 17, 2016 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)), considered the approval of the Management Agreement between the Adviser and the Fund. The Board received materials compiled by the Adviser and the Fund’s administrator including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, and certifications regarding the Adviser’s compliance programs. In its consideration of the Management Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Management Agreement. The Board considered the following factors, among others, in reaching its determination to approve the Management Agreement: (i) the nature, extent and quality of the services provided by the Adviser to the Fund, (ii) the fees and expenses relative to comparable funds and accounts managed by the Adviser, (iii) the extent to which economies of scale will be realized by the Fund as it grows, and (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund. The Board did not consider any single factor as controlling in determining whether or not to approve the Management Agreement.

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser to the Fund under the Management Agreement. The Board considered the Fund’s investment objective and policies, and the types of investments to be made. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel who provide the investment advisory services to the Fund. The Board determined that the portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser’s investment advisory services to be rendered to the Fund, including the manner in which investment decisions are to be made and executed. The Board noted that the Fund is new and therefore has no performance history. The Board concluded that the overall quality of the advisory services to be provided by the Adviser was satisfactory.

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund versus advisory fees charged to other comparative investment vehicles and accounts managed by the Adviser. The management fee to be charged to the Fund was comparable to the contractual management fee paid by a majority of the comparative funds. It was noted that RiverNorth would be paying DoubleLine Capital, LP (“DoubleLine”) half of the management fee for its services as sub-adviser. The Board concluded that the advisory fees to be paid by the Fund were reasonable and satisfactory in light of the services proposed to be provided to the Fund.

The Board reviewed a profitability analysis prepared by the Adviser at various assets levels with respect to management of the Fund and concluded that the expected profit margin of the Adviser with respect to its management of the Fund was reasonable. The Board also reviewed the structure of the investment management fees, noting that the Fund is new, and therefore the Adviser could not determine when or if economies of scale may be achieved.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2016 (Unaudited)

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to enter into the Management Agreement with the Adviser for an initial two-year period.

Consideration of Investment Sub-Advisory Agreement with DoubleLine Capital, LP
At an in-person meeting of the Board, held on August 17, 2016 and called expressly for that purpose, the Board, including the Independent Trustees, considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and DoubleLine Capital, LP. In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser and the Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, and certifications regarding the Sub-Adviser’s compliance programs. The Board considered the following factors, among others, in reaching its determination to approve the Sub-Advisory Agreement: (i) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund, (ii) the fees and expenses relative to comparable funds and accounts managed by the Sub-Adviser, (iii) the extent to which economies of scale will be realized by the Fund as it grows, and (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund.

As to the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Fund such investment advice as the Sub-Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Sub-Adviser’s Form ADV, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding their experience managing other investment accounts.

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that the financial condition of the Sub-Adviser was stable. The Board, including the Independent Trustees determined that the Sub-Advisory Agreement was not overly profitable to the Sub-Adviser and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser did not have affiliations with the Fund’s transfer agent, fund accountant, or custodian and therefore did not derive any benefits from the relationships these parties may have with the Fund.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to approve the Sub-Advisory Agreement between the Adviser and the Sub-Adviser with respect to the Fund for an initial two-year period.

Semi-Annual Report | December 31, 2016	21

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2016 (Unaudited)

PROXY VOTING POLICY

The Board of Directors of the Fund has delegated the voting of proxies for Fund securities to the Adviser pursuant to the Adviser’s proxy voting policies and procedures. Under these policies and procedures, the Adviser will vote proxies related to Fund securities in the best interest of the Fund and its shareholders.

The Fund has not yet been required to file a Form N-PX disclosing its proxy voting record. Once the Fund has made that initial filing for the period ending June 30, 2017, it will be required to make such filings on an annual basis and information regarding how the Fund voted proxies will be available without charge by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 29, 2016. The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Fund at 1-888-848-7569.

CERTIFICATIONS

The Fund’s President submitted to the New York Stock Exchange the initial CEO/CFO certification as required by Section 303A.12(a) of the NYSE listed Fund Manual.

DIVIDEND REINVESTMENT PLAN

The Fund has a dividend reinvestment plan (the “Plan”) commonly referred to as an “opt out” plan. Each Common Shareholder who participates in the Plan will have all distributions of dividends and capital gains automatically reinvested in additional Common Shares. The automatic reinvestment of dividends and distributions in Common Shares will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends and distributions, even though such participants have not received any cash with which to pay the resulting tax. Common Shareholders who elect not to participate in the Plan will receive all distributions in cash. All correspondence or questions concerning the Plan, including how a Common Shareholder may opt out of the Plan, should be directed to U.S. Bancorp Fund Services, LLC, (855) 862-6092, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Plan Administrator”). Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in, or opt out of, the Plan.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2016 (Unaudited)

PRIVACY POLICY

The Fund is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. The Fund has in effect the following policy with respect to nonpublic personal information about its customers:

●	Only such information received from you, through application forms or otherwise, and information about your Fund transactions will be collected.

●	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

●	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

●

The Fund does not currently obtain consumer information. If the Fund were to obtain consumer information at any time in the future, it would employ appropriate procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of consumer information. For more information about the Fund’s privacy policies call (855) 830 1222 (toll free).

Semi-Annual Report | December 31, 2016	23

RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654
rivernorth.com

Item 2. Code of Ethics.

A copy of the registrant's Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual filing.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1	0	0	0	0
9/28/16 – 9/30/16
Month #2	0	0	0	0
10/1/16 – 10/31/16
Month #3	0	0	0	0
11/1/16 – 11/30/16
Month #4	0	0	0	0
12/1/16 – 12/31/16
Total	0	0	0	0

2

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. None.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverNorth/DoubleLine Strategic Opportunity Fund

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	March 10, 2017

By (Signature and Title)	/s/ Jonathan M. Mohrhardt
Jonathan M. Mohrhardt, Chief Financial Officer and Treasurer

Date	March 10, 2017

4